Loans and financing (Tables)	12 Months Ended
Dec. 31, 2020
Loans and financing
Schedule of loans and financing

		Effective
Type	Charges	rate	Maturity	Covenants	12/31/2020	12/31/2019
Loan — BNDES	IPCA + 3.10% p.a. + Spread 1.37% p.a	7.873% p.a.	12/15/2027	16.1 (a)	262,036	147,585
Loan — BNDES	TJLP + 1.67% p.a.	6.705% p.a.	02/15/2021	16.1 (b)	10,118	31,078
Loan — BNDES	TJLP + 1.96% p.a.	7.000% p.a.	03/15/2022	16.1 (c)	23,820	30,945
Loan — Itaú	TJLP + 7.20% p.a.	12.464% p.a.	—		—	165
					295,974	209,773

Current liabilities					69,775	40,836
Non-current liabilities					226,199	168,937

Schedule of maturity profile of the non-current liabilities

Period	12/31/2020	12/31/2019
2021	—	39,216
2022	43,804	24,474
2023	36,479	21,043
2024	36,479	21,043
2025	36,479	21,043
2026	36,479	21,043
2027	36,479	21,075
	226,199	168,937

Schedule of changes in loans and financing

	12/31/2020	12/31/2019
Previous balance	209,773	249,982
Funds from acquisition of subsidiaries	—	443
Loan and financing inflows	107,937	—
Financial charges	22,463	18,418
Financial charges paid	(13,854)	(16,896)
Payments of loans and financing	(30,345)	(42,174)
Total	295,974	209,773